Income taxes - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 27, 2009
Income Tax Examination [Line Items]
Canadian enacted statutory rate	26.50%	26.50%
Valuation allowance for deferred tax assets	15,534,000	15,667,000
Deferred credit related to business combination			55,647,000
Canada Revenue Agency | Minimum
Income Tax Examination [Line Items]
Estimate of possible loss	0
Canada Revenue Agency | Maximum
Income Tax Examination [Line Items]
Estimate of possible loss	45,000,000
Tax years 2009 to 2013 | Canada Revenue Agency
Income Tax Examination [Line Items]
Reassessment required deposit liability percentage	50.00%
Estimate of possible loss	17,500,000
Tax Year 2014 | Canada Revenue Agency
Income Tax Examination [Line Items]
Estimate of possible loss	3,100,000
Future Tax Years | Canada Revenue Agency
Income Tax Examination [Line Items]
Reassessment required deposit liability percentage	50.00%